Fair Value Measurements (Details) - 401(k) PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments	$ 1,938,438,017	$ 1,682,599,495
Mutual funds
Fair Value Measurements
Total investments	174,823,991	163,936,629
Common stock
Fair Value Measurements
Total investments	136,577,070	106,529,786
Self-directed brokerage accounts
Fair Value Measurements
Total investments	80,605,641	73,235,681
Fair value hierarchy
Fair Value Measurements
Total investments	392,006,702	343,702,096
Fair value hierarchy | Mutual funds
Fair Value Measurements
Total investments	174,823,991	163,936,629
Fair value hierarchy | Common stock
Fair Value Measurements
Total investments	136,577,070	106,529,786
Fair value hierarchy | Self-directed brokerage accounts
Fair Value Measurements
Total investments	80,605,641	73,235,681
Level 1
Fair Value Measurements
Total investments	391,192,237	341,134,204
Level 1 | Mutual funds
Fair Value Measurements
Total investments	174,823,991	163,936,629
Level 1 | Common stock
Fair Value Measurements
Total investments	136,577,070	106,529,786
Level 1 | Self-directed brokerage accounts
Fair Value Measurements
Total investments	79,791,176	70,667,789
Level 2
Fair Value Measurements
Total investments	814,465	2,567,892
Level 2 | Self-directed brokerage accounts
Fair Value Measurements
Total investments	814,465	2,567,892
Net asset value
Fair Value Measurements
Total investments	$ 1,546,431,315	$ 1,338,897,399